Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606

T 312.845.3000 F 312.701.2361

August 21, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	TCG Strategic Income Fund (File Nos. 333-287783; 811-24095)

To whom it may concern:

On behalf of TCG Strategic Income Fund (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the pre-effective amendment no. 1 to the Registrant’s registration statement on Form N-2 as filed on August 21, 2025.

If you have any questions please do not hesitate to contact Kelly Carr at (312) 845-3720.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Kelly Carr
Kelly Carr

Enclosures

cc:	Walter L. Draney, Chapman and Cutler LLP